Income Taxes (Details) - Schedule of reconciliation of the federal income tax rate		3 Months Ended		12 Months Ended
	Aug. 16, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of The Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	1.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit				0.00%	0.00%
Change in fair value of warrant liabilities				(16.37%)	(34.30%)
Transaction costs associated with IPO				0.00%	2.40%
Meals and entertainment				0.28%	0.00%
Fair value of private warrant liabilities in excess of proceeds				0.00%	8.20%
Change in valuation allowance				1.34%	2.70%
Income tax provision		12.41%	0.00%	6.25%	0.00%